Income Taxes - Schedule of Deferred Tax Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Allowance at beginning of year	$ (41,216)	$ (39,347)	$ (35,208)
Benefits obtained (expenses incurred)	620	(1,869)	(4,139)
Allowance at end of year	$ (40,596)	$ (41,216)	$ (39,347)